Consolidated Condensed Statements of Comprehensive Loss (Unaudited) (Q1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss including noncontrolling interests		$ (547,205)	$ (601,728)	$ (2,437,873)	$ (2,694,664)
Other comprehensive loss:
Realized foreign currency translation	$ (57,936)			(57,936)
Foreign currency translation adjustment		(7,672)	(108,100)	(86,711)	64,923
Comprehensive loss including noncontrolling interests		(554,877)	(709,828)	(2,582,520)	(2,629,741)
Comprehensive loss attributable to noncontrolling interests		11,595	46,819	66,413	26,094
Comprehensive loss attributable to Cleveland BioLabs, Inc.		$ (543,282)	$ (663,009)	$ (2,516,107)	$ (2,603,647)